Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — 97.2%
Australia — 6.5%
ANZ Group Holdings Ltd.	12,618	$277,073
APA Group	5,667	33,269
Aristocrat Leisure Ltd.	2,359	109,206
ASX Ltd.	792	30,695
BHP Group Ltd.	21,601	603,429
BlueScope Steel Ltd.	2,047	30,748
Brambles Ltd.	5,806	95,263
CAR Group Ltd.	1,639	39,862
Cochlear Ltd.	282	51,969
Coles Group Ltd.	5,851	90,063
Commonwealth Bank of Australia	7,085	782,422
Computershare Ltd.	2,288	54,971
CSL Ltd.	2,070	272,301
Evolution Mining Ltd.	8,834	62,973
Fortescue Ltd.	7,213	89,329
Goodman Group	8,646	187,368
Insurance Australia Group Ltd.	10,138	54,935
Macquarie Group Ltd.	1,544	224,112
Medibank Pvt. Ltd.	11,857	37,774
National Australia Bank Ltd.	12,969	378,329
Northern Star Resources Ltd.	5,614	87,664
Origin Energy Ltd.	7,283	60,103
Pro Medicus Ltd.	255	51,917
Qantas Airways Ltd.	3,289	23,766
QBE Insurance Group Ltd.	6,600	89,814
REA Group Ltd.	225	34,407
Rio Tinto Ltd.	1,558	125,673
Santos Ltd.	14,114	62,678
Scentre Group	22,263	60,052
SGH Ltd.	875	28,884
Sigma Healthcare Ltd.	20,372	40,007
Sonic Healthcare Ltd.	2,111	29,900
South32 Ltd.	15,452	28,010
South32 Ltd.	2,925	5,301
Stockland	10,112	40,895
Suncorp Group Ltd.	4,660	62,480
Telstra Group Ltd.	17,018	54,255
The Lottery Corp. Ltd.	9,935	38,579
Transurban Group	13,047	119,039
Vicinity Ltd.	16,147	26,901
Washington H. Soul Pattinson & Co., Ltd.	1,031	26,250
Wesfarmers Ltd.	4,783	290,966
Westpac Banking Corp.	14,632	376,991
WiseTech Global Ltd.	777	46,452
Woodside Energy Group Ltd.	8,040	121,412
Woolworths Group Ltd.	5,315	93,799
		5,532,286
Austria — 0.2%
Erste Group Bank AG	1,308	128,580
OMV AG	627	33,499
Verbund AG	306	22,287
		184,366
Belgium — 0.8%
Ageas S.A./N.V.	620	43,001
	Number of Shares	Value†

Belgium — (continued)
Anheuser-Busch InBev S.A./N.V.	4,246	$253,812
D'ieteren Group	83	15,579
Elia Group S.A.	167	19,294
Groupe Bruxelles Lambert N.V.	362	32,453
KBC Group N.V.	957	114,686
Lotus Bakeries N.V.	2	18,871
Sofina S.A.	66	19,514
Syensqo S.A.	306	24,844
UCB S.A.	537	149,895
		691,949
Chile — 0.1%
Antofagasta PLC	1,624	60,396
China — 0.0%
Yangzijiang Shipbuilding Holdings Ltd.	11,200	29,302
Denmark — 1.9%
A.P. Moller - Maersk A/S, Class A	12	23,539
A.P. Moller - Maersk A/S, Class B	16	31,452
Carlsberg A/S, Class B	414	48,189
Coloplast A/S, Class B	548	47,232
Danske Bank A/S	2,794	119,344
Demant A/S*	328	11,418
DSV A/S	876	174,999
Genmab A/S*	266	82,074
Novo Nordisk A/S, Class B	13,713	763,563
Novonesis Novozymes, Class B	1,545	95,086
Orsted A/S@,*	758	13,185
Pandora A/S	349	45,631
ROCKWOOL A/S, Class B	400	14,913
Tryg A/S	1,377	34,961
Vestas Wind Systems A/S	4,201	79,917
		1,585,503
Finland — 1.0%
Elisa OYJ	610	32,018
Fortum OYJ	1,907	36,196
Kesko OYJ, Class B	1,229	26,156
Kone OYJ, Class B	1,488	101,495
Metso OYJ	2,585	35,632
Neste OYJ	1,685	30,960
Nokia OYJ	21,533	103,548
Nordea Bank Abp	13,454	221,188
Orion OYJ, Class B	462	35,469
Sampo OYJ, Class A	10,284	118,235
Stora Enso OYJ, Class R	2,435	26,797
UPM-Kymmene OYJ	2,323	63,619
Wartsila OYJ Abp	2,189	65,658
		896,971
France — 10.4%
Accor S.A.	883	41,952
Aeroports de Paris S.A.	143	18,945
Air Liquide S.A.	2,460	512,557
Airbus S.E.	2,528	590,354
Alstom S.A.*	1,401	36,659
Amundi S.A.@	290	23,048

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
France — (continued)
Arkema S.A.	274	$17,374
AXA S.A.	7,503	359,806
BioMerieux	172	23,086
BNP Paribas S.A.	4,325	395,577
Bollore S.E.	3,186	18,068
Bouygues S.A.	770	34,730
Bureau Veritas S.A.	1,338	41,967
Capgemini S.E.	677	98,759
Carrefour S.A.	2,312	35,038
Cie de Saint-Gobain S.A.	1,926	208,685
Cie Generale des Etablissements Michelin SCA	2,790	100,478
Covivio SA	233	15,704
Credit Agricole S.A.	4,661	91,850
Danone S.A.	2,768	241,185
Dassault Aviation S.A.	89	29,982
Dassault Systemes S.E.	2,943	99,006
Edenred SE	1,032	24,577
Eiffage S.A.	293	37,539
Engie S.A.	7,814	167,974
EssilorLuxottica S.A.	1,279	416,639
FDJ UNITED	465	15,592
Gecina S.A.	205	20,594
Getlink S.E.	1,352	24,930
Hermes International SCA	134	329,511
Ipsen S.A.	156	20,947
Kering S.A.	313	104,885
Klepierre S.A.	914	35,682
Legrand S.A.	1,113	184,937
L'Oreal S.A.	1,022	444,046
LVMH Moet Hennessy Louis Vuitton S.E.	1,059	651,689
Orange S.A.	7,921	128,486
Pernod Ricard S.A.	884	87,030
Publicis Groupe S.A.	994	95,656
Renault S.A.	785	32,278
Rexel S.A.	1,004	33,055
Safran S.A.	1,532	543,659
Sanofi SA	4,720	446,955
Sartorius Stedim Biotech	129	26,289
Schneider Electric S.E.	2,335	657,237
Societe Generale S.A.	3,046	202,792
Sodexo S.A.	410	25,869
Teleperformance SE	259	19,346
Thales S.A.	394	124,549
TotalEnergies S.E.	8,692	529,418
Unibail-Rodamco-Westfield*	1,213	6,471
Unibail-Rodamco-Westfield	477	50,235
Veolia Environnement S.A.	2,612	89,074
Vinci S.A.	2,115	293,926
		8,906,677
Germany — 9.3%
adidas AG	727	154,038
Allianz S.E.	1,634	687,467
BASF S.E.	3,820	190,863
Bayer AG	4,122	137,226
	Number of Shares	Value†

Germany — (continued)
Bayerische Motoren Werke AG	1,218	$122,759
Beiersdorf AG	431	45,098
Brenntag S.E.	533	31,939
Commerzbank AG	3,223	122,029
Continental AG	505	33,409
Covestro AG*	777	53,183
CTS Eventim AG & Co., KGaA	278	27,293
Daimler Truck Holding AG	2,001	82,744
Delivery Hero S.E.@,*	873	25,068
Deutsche Bank AG	7,938	281,131
Deutsche Boerse AG	808	216,375
Deutsche Lufthansa AG	2,344	19,894
Deutsche Post AG	4,084	182,503
Deutsche Telekom AG	14,848	505,864
E.ON S.E.	9,601	180,839
Evonik Industries AG	1,156	20,102
Fresenius Medical Care AG	920	48,611
Fresenius S.E. & Co., KGaA	1,848	103,277
GEA Group AG	609	45,025
Hannover Rueck S.E.	264	79,664
Heidelberg Materials AG	559	126,360
Henkel AG & Co., KGaA	470	34,887
Hensoldt AG	248	32,300
Infineon Technologies AG	5,571	218,551
Knorr-Bremse AG	307	28,885
LEG Immobilien S.E.	303	24,148
Mercedes-Benz Group AG	3,073	193,691
Merck KGaA	536	69,543
MTU Aero Engines AG	236	108,876
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	552	352,438
Nemetschek S.E.	240	31,320
Rational AG	23	17,576
Rheinmetall AG	192	449,121
RWE AG	2,686	119,470
SAP S.E.	4,424	1,184,602
Scout24 S.E.@	329	41,276
Siemens AG	3,218	868,789
Siemens Energy AG*	2,865	336,864
Siemens Healthineers AG@	1,493	80,870
Symrise AG	577	50,182
Talanx AG	287	38,265
Vonovia S.E.	3,146	98,318
Zalando S.E.@,*	991	30,412
		7,933,145
Hong Kong — 2.2%
AIA Group Ltd.	45,400	435,112
BOC Hong Kong Holdings Ltd.	16,000	74,956
CK Asset Holdings Ltd.	8,034	38,909
CK Hutchison Holdings Ltd.	11,628	76,396
CK Infrastructure Holdings Ltd.	2,500	16,402
CLP Holdings Ltd.	7,000	57,920
Futu Holdings Ltd., ADR	250	43,477
Galaxy Entertainment Group Ltd.	9,000	49,485
Hang Seng Bank Ltd.	3,200	48,694
Henderson Land Development Co., Ltd.	5,891	20,751

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Hong Kong — (continued)
HKT Trust & HKT Ltd.	16,240	$24,011
Hong Kong & China Gas Co., Ltd.	50,112	43,487
Hong Kong Exchanges & Clearing Ltd.	5,084	288,622
Hongkong Land Holdings Ltd.	4,800	30,384
Jardine Matheson Holdings Ltd.	700	44,175
Link REIT	10,862	55,809
MTR Corp. Ltd.	6,396	21,661
Power Assets Holdings Ltd.	6,000	37,978
Prudential PLC	11,125	155,747
Sino Land Co., Ltd.	17,633	22,294
SITC International Holdings Co., Ltd.	6,000	23,100
Sun Hung Kai Properties Ltd.	6,161	73,695
Swire Pacific Ltd., Class A	1,500	12,712
Techtronic Industries Co., Ltd.	6,000	76,699
The Wharf Holdings Ltd.	4,000	11,442
WH Group Ltd.@	36,872	39,931
Wharf Real Estate Investment Co., Ltd.	7,000	20,670
		1,844,519
Ireland — 0.9%
AerCap Holdings N.V.	700	84,700
AIB Group PLC	9,304	84,822
Bank of Ireland Group PLC	4,072	67,421
DCC PLC	418	26,908
Experian PLC	3,912	196,489
James Hardie Industries PLC*	2,358	43,763
Kerry Group PLC, Class A	728	65,722
Kingspan Group PLC	670	56,019
Ryanair Holdings PLC	3,564	104,149
		729,993
Israel — 1.0%
Azrieli Group Ltd.	175	17,360
Bank Hapoalim BM	5,198	105,661
Bank Leumi Le-Israel BM	6,378	125,663
Check Point Software Technologies Ltd.*	372	76,970
CyberArk Software Ltd.*	200	96,630
Elbit Systems Ltd.	117	59,523
ICL Group Ltd.	3,227	20,150
Israel Discount Bank Ltd., Class A	5,084	50,229
Mizrahi Tefahot Bank Ltd.	681	44,746
Monday.com Ltd.*	170	32,927
Nice Ltd.*	267	38,679
Nova Ltd.*	116	36,888
Phoenix Financial Ltd.	899	33,662
Teva Pharmaceutical Industries Ltd.*	4,764	96,126
Wix.com Ltd.*	219	38,901
		874,115
Italy — 3.0%
Banca Mediolanum SpA	987	19,824
Banca Monte dei Paschi di Siena SpA	5,316	47,303
Banco BPM SpA	5,014	75,253
BPER Banca SpA	6,019	66,944
Davide Campari-Milano N.V.	2,775	17,548
Enel SpA	34,763	329,433
	Number of Shares	Value†

Italy — (continued)
Eni SpA	8,573	$149,994
Ferrari N.V.	541	262,234
FinecoBank Banca Fineco SpA	2,503	54,324
Generali	3,657	143,720
Infrastrutture Wireless Italiane SpA@	1,061	12,468
Intesa Sanpaolo SpA	60,193	398,428
Leonardo SpA	1,683	107,689
Moncler SpA	988	58,147
Nexi SpA@	2,092	11,852
Poste Italiane SpA@	1,852	44,024
Prysmian SpA	1,175	116,938
Recordati Industria Chimica e Farmaceutica SpA	515	31,433
Snam SpA	8,477	50,898
Telecom Italia SpA*	39,057	20,464
Terna - Rete Elettrica Nazionale	5,972	60,607
UniCredit SpA	5,924	450,787
Unipol Assicurazioni SpA	1,438	30,913
		2,561,225
Japan — 21.6%
Advantest Corp.	3,200	316,617
Aeon Co., Ltd.	8,700	105,603
AGC, Inc.	900	29,351
Aisin Corp.	2,100	36,267
Ajinomoto Co., Inc.	3,800	108,943
ANA Holdings, Inc.	800	15,456
Asahi Group Holdings Ltd.	6,000	71,934
Asahi Kasei Corp.	5,100	40,085
Asics Corp.	2,900	75,886
Astellas Pharma, Inc.	7,600	82,840
Bandai Namco Holdings, Inc.	2,400	79,852
Bridgestone Corp.	2,400	110,924
Canon, Inc.	3,600	105,059
Capcom Co., Ltd.	1,400	38,011
Central Japan Railway Co.	3,200	91,743
Chubu Electric Power Co., Inc.	2,600	36,109
Chugai Pharmaceutical Co., Ltd.	2,900	128,570
Dai Nippon Printing Co., Ltd.	1,800	30,609
Daifuku Co., Ltd.	1,300	41,605
Dai-ichi Life Holdings, Inc.	15,300	120,352
Daiichi Sankyo Co., Ltd.	7,300	164,252
Daikin Industries Ltd.	1,100	126,788
Daito Trust Construction Co., Ltd.	1,000	21,941
Daiwa House Industry Co., Ltd.	2,300	82,605
Daiwa Securities Group, Inc.	5,400	43,881
Denso Corp.	7,300	105,059
Disco Corp.	400	125,416
East Japan Railway Co.	4,000	97,835
Eisai Co., Ltd.	1,200	40,539
ENEOS Holdings, Inc.	11,290	71,502
FANUC Corp.	4,000	114,948
Fast Retailing Co., Ltd.	800	242,969
Fuji Electric Co., Ltd.	600	40,220
FUJIFILM Holdings Corp.	4,800	119,368
Fujikura Ltd.	1,100	107,599
Fujitsu Ltd.	7,400	173,592

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Hankyu Hanshin Holdings, Inc.	1,000	$29,489
Hikari Tsushin, Inc.	100	27,857
Hitachi Ltd.	19,500	516,615
Honda Motor Co., Ltd.	16,600	171,301
Hoya Corp.	1,400	193,578
Hulic Co., Ltd.	1,700	18,622
Idemitsu Kosan Co., Ltd.	3,280	22,440
IHI Corp.	4,200	78,222
Inpex Corp.	3,600	64,820
Isuzu Motors Ltd.	2,500	31,508
ITOCHU Corp.	5,100	290,182
Japan Airlines Co., Ltd.	500	10,068
Japan Exchange Group, Inc.	4,100	45,785
Japan Post Bank Co., Ltd.	7,500	91,837
Japan Post Holdings Co., Ltd.	7,700	76,425
Japan Post Insurance Co., Ltd.	800	22,673
Japan Tobacco, Inc.	5,100	167,265
JFE Holdings, Inc.	2,300	28,224
Kajima Corp.	1,800	52,461
Kao Corp.	2,000	87,162
Kawasaki Heavy Industries Ltd.	600	39,600
Kawasaki Kisen Kaisha Ltd.	1,400	19,906
KDDI Corp.	13,200	210,521
Keyence Corp.	820	305,500
Kikkoman Corp.	3,000	25,406
Kirin Holdings Co., Ltd.	3,200	46,884
Kobe Bussan Co., Ltd.	600	16,536
Komatsu Ltd.	3,900	135,865
Konami Group Corp.	400	57,705
Kubota Corp.	4,300	54,027
Kyocera Corp.	5,300	71,199
Kyowa Kirin Co., Ltd.	1,000	15,632
Lasertec Corp.	300	41,042
LY Corp.	12,300	39,483
M3, Inc.	1,900	30,758
Makita Corp.	1,000	32,411
Marubeni Corp.	5,900	147,218
MatsukiyoCocokara & Co.	1,400	28,438
MEIJI Holdings Co., Ltd.	1,000	20,735
MINEBEA MITSUMI, Inc.	1,600	30,065
Mitsubishi Chemical Group Corp.	5,600	32,167
Mitsubishi Corp.	13,600	324,216
Mitsubishi Electric Corp.	8,000	205,470
Mitsubishi Estate Co., Ltd.	4,600	105,726
Mitsubishi HC Capital, Inc.	3,900	32,217
Mitsubishi Heavy Industries Ltd.	13,700	358,517
Mitsubishi UFJ Financial Group, Inc.	48,500	782,372
Mitsui & Co., Ltd.	10,500	260,728
Mitsui Fudosan Co., Ltd.	11,100	120,836
Mitsui OSK Lines Ltd.	1,500	45,539
Mizuho Financial Group, Inc.	10,608	356,597
MonotaRO Co., Ltd.	1,100	15,971
MS&AD Insurance Group Holdings, Inc.	5,470	123,873
Murata Manufacturing Co., Ltd.	7,100	134,787
NEC Corp.	5,300	169,648
Nexon Co., Ltd.	1,300	28,529
	Number of Shares	Value†

Japan — (continued)
NIDEC Corp.	3,600	$63,990
Nintendo Co., Ltd.	4,693	406,035
Nippon Building Fund, Inc.	34	32,072
Nippon Paint Holdings Co., Ltd.	4,200	28,654
Nippon Sanso Holdings Corp.	800	28,333
Nippon Steel Corp.	20,085	82,725
Nippon Yusen K.K.	1,800	61,425
Nissan Motor Co., Ltd.*	8,600	20,915
Nissin Foods Holdings Co., Ltd.	900	16,952
Nitori Holdings Co., Ltd.	1,500	29,003
Nitto Denko Corp.	2,900	68,744
Nomura Holdings, Inc.	12,500	91,608
Nomura Research Institute Ltd.	1,630	62,579
NTT, Inc.	126,500	132,233
Obayashi Corp.	2,800	45,958
Obic Co., Ltd.	1,366	47,610
Olympus Corp.	5,000	63,215
Oracle Corp. Japan	100	10,210
Oriental Land Co., Ltd.	4,700	113,143
ORIX Corp.	4,900	128,605
Osaka Gas Co., Ltd.	1,500	43,445
Otsuka Corp.	1,000	20,874
Otsuka Holdings Co., Ltd.	1,800	95,995
Pan Pacific International Holdings Corp.	8,000	52,672
Panasonic Holdings Corp.	10,100	109,626
Rakuten Group, Inc.*	6,100	39,556
Recruit Holdings Co., Ltd.	5,600	301,078
Renesas Electronics Corp.	7,400	85,138
Resona Holdings, Inc.	8,700	88,716
Ryohin Keikaku Co., Ltd.	2,200	43,774
Sanrio Co., Ltd.	800	37,552
SBI Holdings, Inc.	1,210	52,680
SCREEN Holdings Co., Ltd.	300	27,184
SCSK Corp.	700	20,953
Secom Co., Ltd.	1,800	66,037
Sekisui Chemical Co., Ltd.	1,600	29,787
Sekisui House Ltd.	2,600	59,131
Seven & i Holdings Co., Ltd.	8,700	116,740
SG Holdings Co., Ltd.	1,200	12,395
Shimadzu Corp.	1,000	25,218
Shimano, Inc.	300	33,528
Shin-Etsu Chemical Co., Ltd.	7,100	232,479
Shionogi & Co., Ltd.	3,300	58,146
Shiseido Co., Ltd.	1,600	27,313
SMC Corp.	248	76,655
SoftBank Corp.	122,500	180,173
SoftBank Group Corp.	4,000	504,722
Sompo Holdings, Inc.	3,675	113,615
Sony Financial Group, Inc.*	26,200	29,055
Sony Group Corp.	26,200	753,164
Subaru Corp.	2,600	52,986
Sumitomo Corp.	4,600	133,092
Sumitomo Electric Industries Ltd.	3,100	88,208
Sumitomo Metal Mining Co., Ltd.	1,100	35,414
Sumitomo Mitsui Financial Group, Inc.	15,600	438,873
Sumitomo Mitsui Trust Group, Inc.	2,786	80,861

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Japan — (continued)
Sumitomo Realty & Development Co., Ltd.	1,300	$57,342
Suntory Beverage & Food Ltd.	600	18,752
Suzuki Motor Corp.	6,500	94,633
Sysmex Corp.	2,300	28,433
T&D Holdings, Inc.	2,100	51,332
Taisei Corp.	700	48,102
Takeda Pharmaceutical Co., Ltd.	6,795	199,572
TDK Corp.	8,100	117,294
Terumo Corp.	5,700	94,030
The Chiba Bank Ltd.	2,500	26,206
The Kansai Electric Power Co., Inc.	4,100	58,646
TIS, Inc.	900	29,687
Toho Co., Ltd.	400	25,713
Tokio Marine Holdings, Inc.	7,800	330,121
Tokyo Electron Ltd.	1,900	336,807
Tokyo Gas Co., Ltd.	1,400	49,782
Tokyo Metro Co., Ltd.	1,500	17,192
Tokyu Corp.	2,300	28,049
TOPPAN Holdings, Inc.	1,000	25,622
Toray Industries, Inc.	6,300	40,193
Toyota Industries Corp.	700	78,728
Toyota Motor Corp.	40,240	772,868
Toyota Tsusho Corp.	2,700	74,742
Trend Micro, Inc.	500	27,366
Unicharm Corp.	5,100	33,086
West Japan Railway Co.	1,700	37,277
Yakult Honsha Co., Ltd.	1,100	17,937
Yamaha Motor Co., Ltd.	4,100	30,698
Yokogawa Electric Corp.	900	25,829
Yokohama Financial Group, Inc.	4,500	34,452
Zensho Holdings Co., Ltd.	400	26,131
ZOZO, Inc.	1,800	16,540
		18,390,994
Luxembourg — 0.2%
ArcelorMittal S.A.	2,020	72,873
CVC Capital Partners PLC@	917	16,012
Eurofins Scientific S.E.	492	35,880
Tenaris S.A.	1,482	26,555
		151,320
Macao — 0.0%
Sands China Ltd.	11,200	31,121
Mexico — 0.0%
Fresnillo PLC	846	26,986
Netherlands — 5.1%
ABN AMRO Bank N.V.@	2,408	77,248
Adyen N.V.@,*	108	173,780
Aegon Ltd.	5,731	46,203
Akzo Nobel N.V.	717	51,171
Argenx S.E.*	258	190,623
ASM International N.V.	195	117,614
ASML Holding N.V.	1,669	1,627,587
ASR Nederland N.V.	623	42,395
BE Semiconductor Industries N.V.	295	44,171
	Number of Shares	Value†

Netherlands — (continued)
Euronext N.V.@	347	$51,950
EXOR N.V.	372	36,410
Ferrovial S.E.	2,142	123,037
Heineken Holding N.V.	531	36,460
Heineken N.V.	1,253	98,121
IMCD N.V.	268	27,778
ING Groep N.V.	12,754	334,356
JDE Peet's N.V.	692	25,388
Koninklijke Ahold Delhaize N.V.	3,848	155,707
Koninklijke KPN N.V.	16,626	79,797
Koninklijke Philips N.V.	3,199	87,634
NN Group N.V.	1,172	82,647
Prosus N.V.*	5,521	390,418
QIAGEN N.V.	893	39,831
Randstad N.V.	473	20,168
Stellantis N.V.	4,149	38,687
Stellantis N.V.	4,370	40,560
Universal Music Group N.V.	4,668	134,893
Wolters Kluwer N.V.	1,020	139,230
		4,313,864
New Zealand — 0.2%
Auckland International Airport Ltd.	6,952	31,780
Contact Energy Ltd.	3,273	17,269
Fisher & Paykel Healthcare Corp. Ltd.	2,472	53,098
Infratil Ltd.	4,118	29,514
Meridian Energy Ltd.	5,195	16,776
Xero Ltd.*	632	65,946
		214,383
Norway — 0.6%
Aker BP ASA	1,469	37,282
DNB Bank ASA	3,800	103,573
Equinor ASA	3,174	77,402
Gjensidige Forsikring ASA	851	25,008
Kongsberg Gruppen ASA	1,850	59,121
Mowi ASA	1,881	39,794
Norsk Hydro ASA	6,136	41,719
Orkla ASA	3,112	32,535
Salmar ASA	247	13,208
Telenor ASA	2,569	42,629
Yara International ASA	710	26,024
		498,295
Poland — 0.0%
InPost S.A.*	851	10,477
Portugal — 0.2%
Banco Comercial Portugues S.A., Class R	33,071	29,359
EDP S.A.	13,321	63,221
Galp Energia SGPS S.A.	1,785	33,825
Jeronimo Martins SGPS S.A.	1,244	30,285
		156,690
Singapore — 1.7%
CapitaLand Ascendas REIT	17,290	37,415

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Singapore — (continued)
CapitaLand Integrated Commercial Trust	26,406	$46,896
CapitaLand Investment Ltd.	10,407	21,735
DBS Group Holdings Ltd.	9,032	358,189
Genting Singapore Ltd.	26,600	15,165
Grab Holdings Ltd., Class A*	9,900	59,598
Keppel Ltd.	6,500	44,991
Oversea-Chinese Banking Corp. Ltd.	14,391	183,480
Sea Ltd., ADR*	1,600	285,968
Sembcorp Industries Ltd.	3,700	17,287
Singapore Airlines Ltd.	6,900	34,882
Singapore Exchange Ltd.	3,700	47,498
Singapore Technologies Engineering Ltd.	6,700	44,739
Singapore Telecommunications Ltd.	32,500	103,905
United Overseas Bank Ltd.	5,337	143,328
Wilmar International Ltd.	8,000	17,692
		1,462,768
Spain — 3.4%
Acciona S.A.	104	20,898
ACS Actividades de Construccion y Servicios S.A.	782	62,684
Aena SME S.A.@	3,280	89,673
Amadeus IT Group S.A.	1,913	152,064
Banco Bilbao Vizcaya Argentaria S.A.	24,500	472,106
Banco de Sabadell S.A.	20,824	81,280
Banco Santander S.A.	63,022	661,373
Bankinter S.A.	2,974	47,014
CaixaBank S.A.	16,391	173,120
Cellnex Telecom S.A.@	2,182	75,579
EDP Renovaveis S.A.	1,399	18,490
Endesa S.A.	1,359	43,414
Grifols S.A.	1,135	16,525
Iberdrola S.A.	27,109	513,155
Industria de Diseno Textil S.A.	4,680	259,009
Redeia Corp. S.A.	1,818	35,101
Repsol S.A.	4,919	87,471
Telefonica S.A.	15,258	78,521
		2,887,477
Sweden — 3.6%
AddTech AB, Class B	1,083	35,230
Alfa Laval AB	1,254	57,264
Assa Abloy AB, Class B	4,247	147,829
Atlas Copco AB, Class A	11,493	194,898
Atlas Copco AB, Class B	6,710	100,968
Beijer Ref AB	1,581	24,714
Boliden AB*	1,270	51,839
Epiroc AB, Class A	2,862	60,589
Epiroc AB, Class B	1,799	34,034
EQT AB	1,610	55,837
Essity AB, Class B	2,667	69,713
Evolution AB@	623	51,288
Fastighets AB Balder, Class B*	2,900	20,780
H & M Hennes & Mauritz AB, Class B	2,293	42,865
Hexagon AB, Class B	8,911	106,336
	Number of Shares	Value†

Sweden — (continued)
Holmen AB, Class B	347	$13,184
Industrivarden AB, Class A	513	20,380
Industrivarden AB, Class C	681	27,031
Indutrade AB	1,163	26,758
Investment AB Latour, Class B	649	15,410
Investor AB, Class B	7,418	232,216
L E Lundbergforetagen AB, Class B	336	17,459
Lifco AB, Class B	1,067	36,128
Nibe Industrier AB, Class B	6,781	26,802
Saab AB, Class B	1,365	83,869
Sagax AB, Class B	919	19,199
Sandvik AB	4,587	128,140
Securitas AB, Class B	2,142	32,287
Skandinaviska Enskilda Banken AB, Class A	6,321	123,939
Skanska AB, Class B	1,493	38,752
SKF AB, Class B	1,500	37,307
Spotify Technology S.A.*	650	453,700
Svenska Cellulosa AB SCA, Class B	2,443	32,337
Svenska Handelsbanken AB, Class A	6,368	83,087
Swedbank AB, Class A	3,533	106,646
Swedish Orphan Biovitrum AB*	878	26,839
Tele2 AB, Class B	2,325	39,661
Telefonaktiebolaget LM Ericsson, Class B	12,188	100,990
Telia Co., AB	10,628	40,546
Trelleborg AB, Class B	941	35,182
Volvo AB, Class A	239	6,874
Volvo AB, Class B	6,560	188,650
		3,047,557
Switzerland — 9.6%
ABB Ltd.	6,644	480,782
Alcon AG	2,139	160,885
Amrize Ltd.*	2,202	107,669
Avolta AG*	393	21,459
Baloise Holding AG	177	43,807
Banque Cantonale Vaudoise	130	15,405
Barry Callebaut AG	13	17,904
Belimo Holding AG	40	42,068
BKW AG	82	17,587
Chocoladefabriken Lindt & Spruengli AG	1	150,471
Cie Financiere Richemont S.A., Class A	2,278	437,299
Coca-Cola HBC AG*	917	43,263
DSM-Firmenich AG	781	66,634
EMS-Chemie Holding AG	29	20,604
Galderma Group AG	543	96,002
Geberit AG	142	107,239
Givaudan S.A.	39	159,083
Glencore PLC*	42,650	196,430
Helvetia Holding AG	168	41,284
Holcim AG*	2,149	183,362
Julius Baer Group Ltd.	896	62,391
Kuehne + Nagel International AG	200	37,427
Logitech International S.A.	660	72,599
Lonza Group AG	295	197,248

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Switzerland — (continued)
Nestle S.A.	10,924	$1,003,208
Novartis AG	8,053	1,035,442
Partners Group Holding AG	96	125,607
Roche Holding AG	2,976	990,959
Roche Holding AG	132	45,671
Sandoz Group AG	1,827	108,967
Schindler Holding AG	105	37,994
Schindler Holding AG, Participation Certificates	173	65,788
SGS S.A.	654	67,963
SIG Group AG*	1,356	14,063
Sika AG	638	143,268
Sonova Holding AG	221	60,622
STMicroelectronics N.V.	2,909	82,223
Straumann Holding AG	485	51,995
Swiss Life Holding AG	121	130,633
Swiss Prime Site AG	343	48,050
Swiss Re AG	1,260	234,016
Swisscom AG	113	82,134
The Swatch Group AG	128	24,192
UBS Group AG	13,435	552,361
VAT Group AG@	114	45,505
Zurich Insurance Group AG	622	444,595
		8,174,158
United Arab Emirates — 0.0%
NMC Health PLC*	538	0
United Kingdom — 13.7%
3i Group PLC	4,175	230,138
Admiral Group PLC	1,074	48,473
Anglo American PLC	4,691	176,885
Ashtead Group PLC	1,827	122,521
Associated British Foods PLC	1,401	38,712
AstraZeneca PLC	6,569	1,006,378
Auto Trader Group PLC@	3,774	40,092
Aviva PLC	12,760	118,040
BAE Systems PLC	12,877	358,450
Barclays PLC	59,814	307,762
Barratt Redrow PLC	5,811	30,573
BP PLC	67,018	384,794
British American Tobacco PLC	8,821	469,165
BT Group PLC	26,357	67,809
Bunzl PLC	1,435	45,356
Centrica PLC	19,660	44,148
Coca-Cola Europacific Partners PLC	934	84,683
Compass Group PLC	7,283	248,247
Diageo PLC	9,545	228,390
Entain PLC	2,430	28,719
GSK PLC	17,247	370,327
Haleon PLC	37,835	170,264
Halma PLC	1,647	76,669
Hikma Pharmaceuticals PLC	665	15,266
HSBC Holdings PLC	73,945	1,043,595
Imperial Brands PLC	3,332	141,548
Informa PLC	5,522	68,397
InterContinental Hotels Group PLC	639	77,262
	Number of Shares	Value†

United Kingdom — (continued)
International Consolidated Airlines Group S.A.	5,483	$28,695
Intertek Group PLC	668	42,521
J. Sainsbury PLC	7,032	31,617
JD Sports Fashion PLC	12,768	16,437
Kingfisher PLC	8,065	33,597
Land Securities Group PLC	2,863	22,455
Legal & General Group PLC	25,239	81,066
Lloyds Banking Group PLC	256,728	290,510
London Stock Exchange Group PLC	2,036	233,495
M&G PLC	9,590	32,705
Marks & Spencer Group PLC	9,274	45,499
Melrose Industries PLC	5,485	45,157
Mondi PLC	2,044	28,273
National Grid PLC	20,919	300,578
NatWest Group PLC	34,655	244,781
Next PLC	490	81,685
Pearson PLC	2,427	34,515
Phoenix Group Holdings PLC	2,925	25,380
Reckitt Benckiser Group PLC	2,884	222,074
RELX PLC	4,718	225,421
RELX PLC	3,037	145,563
Rentokil Initial PLC	10,917	55,303
Rio Tinto PLC	4,820	317,650
Rolls-Royce Holdings PLC	36,065	579,718
Schroders PLC	2,774	14,077
Segro PLC	5,560	49,128
Severn Trent PLC	1,138	39,678
Shell PLC	24,977	890,206
Smith & Nephew PLC	3,655	66,292
Smiths Group PLC	1,404	44,514
Spirax Group PLC	291	26,796
SSE PLC	4,958	116,293
Standard Chartered PLC	8,515	165,255
Tesco PLC	27,603	165,444
The Sage Group PLC	3,979	59,027
Unilever PLC	4,969	293,711
Unilever PLC	5,415	321,632
United Utilities Group PLC	2,798	43,226
Vodafone Group PLC	80,916	94,098
Whitbread PLC	715	31,021
Wise PLC, Class A*	2,843	39,632
WPP PLC	4,993	24,889
		11,692,277
TOTAL COMMON STOCKS (Cost $47,594,404)		82,888,814

PREFERRED STOCKS — 0.3%
Germany — 0.3%
Bayerische Motoren Werke AG	270	25,150
Dr. Ing. h.c. F. Porsche AG@	537	26,035
Henkel AG & Co., KGaA	659	53,172
Porsche Automobil Holding S.E.	711	28,019
Sartorius AG	123	28,755

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Developed International Index Fund
	Number of Shares	Value†
PREFERRED STOCKS — (continued)
Germany — (continued)
Volkswagen AG	873	$94,624
TOTAL PREFERRED STOCKS (Cost $326,106)		255,755

RIGHTS — 0.0%
Belgium — 0.0%
Sofina S.A.*	66	147
Denmark — 0.0%
Orsted AS*	11,370	11,320
TOTAL RIGHTS (Cost $15,782)		11,467

SHORT-TERM INVESTMENTS — 1.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%) (Cost $1,138,288)	1,138,288	1,138,288
TOTAL INVESTMENTS — 98.8% (Cost $49,074,580)		$84,294,324
Other Assets & Liabilities — 1.2%		994,066
TOTAL NET ASSETS — 100.0%		$85,288,390

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $969,296, which represents 1.1% of the Fund’s net assets.
A/S— Aktieselskab.
AB— Aktiebolag.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
ASA— Allmennaksjeselskap.
K.K.— Kabushiki Kaisha
KGaA— Kommanditgesellschaft auf Aktien.
MSCI— Morgan Stanley Capital International.
N.V.— Naamloze Vennootschap.
OYJ— Julkinen Osakeyhtiö.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
SpA— Società per Azioni.

Country Weightings as of 9/30/2025††
Japan	22%
United Kingdom	14
France	11
Germany	10
Switzerland	10
Australia	6
Netherlands	5
Other	22
Total	100%
††	% of total investments as of September 30, 2025.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$120,545
Aerospace & Defense	3.9	3,243,508
Agriculture	1.0	795,670
Airlines	0.3	236,910
Apparel	1.6	1,316,009
Auto Manufacturers	2.5	2,112,688
Auto Parts & Equipment	0.7	553,073
Banks	15.7	12,983,811
Beverages	1.3	1,060,454
Biotechnology	0.7	571,837
Building Materials	1.5	1,248,624
Chemicals	2.2	1,810,451
Commercial Services	2.4	1,976,922
Computers	1.0	859,560
Cosmetics & Personal Care	1.8	1,492,025
Distribution & Wholesale	1.7	1,416,060
Diversified Financial Services	1.8	1,491,104
Electric	2.9	2,369,782
Electrical Components & Equipment	1.9	1,547,493
Electronics	1.1	913,642
Energy-Alternate Sources	0.1	79,917
Engineering & Construction	1.3	1,047,925
Entertainment	0.7	559,591
Food	3.3	2,725,289
Food Service	0.3	274,116
Forest Products & Paper	0.1	105,076
Gas	0.2	199,265
Hand & Machine Tools	0.3	253,112
Healthcare Products	1.8	1,495,948
Healthcare Services	0.5	438,002
Holding Companies	0.1	44,175
Home Builders	0.2	202,096
Home Furnishings	1.1	880,366
Household Products & Wares	0.3	256,961
Insurance	6.1	5,021,692
Internet	1.9	1,544,557
Investment Companies	0.6	456,637
Iron & Steel	0.4	303,899
Leisure Time	0.3	216,290
Lodging	0.3	230,841
Machinery — Construction & Mining	2.2	1,811,726
Machinery — Diversified	1.5	1,258,625
Media	0.1	102,912
Metal Fabricate/Hardware	0.1	109,367
Mining	2.2	1,820,369

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Developed International Index Fund
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Miscellaneous Manufacturing	1.3%	$1,098,051
Office & Business Equipment	0.1	105,059
Oil & Gas	3.2	2,642,679
Packaging and Containers	0.0	40,860
Pharmaceuticals	7.6	6,262,247
Pipelines	0.0	33,269
Private Equity	0.5	449,329
Real Estate	1.0	817,586
Real Estate Investment Trusts	0.8	687,677
Retail	2.3	1,929,576
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Semiconductors	3.7%	$3,064,354
Shipbuilding	0.1	88,423
Software	2.1	1,774,018
Telecommunications	3.2	2,626,385
Toys, Games & Hobbies	0.6	523,439
Transportation	1.2	1,014,962
Water	0.2	171,978
	100.0%	$82,888,814

Open forward foreign currency contracts held at September 30, 2025 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Sell	Euro	Hong Kong & Shanghai Bank	12/17/25	(250,000)	0.84794	$(294,624)	$(294,833)	$—	$(208)
Sell	Swiss Franc	Hong Kong & Shanghai Bank	12/17/25	(195,000)	0.78869	(247,373)	(247,246)	127	—
	Total							$127	$(208)
Futures contracts held by the Fund at September 30, 2025 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	MSCI EAFE Index	12/19/25	15	50	$2,785	$2,088,975	$5,308	$—
							$5,308	$—